Share-based compensation - Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($) share	Dec. 31, 2018 CAD ($) share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding, beginning of period | share	4,305,980	3,537,123
Weighted average exercise price share options, beginning of period | $	$ 14.49	$ 14.90
Number of share options granted | share	1,292,200	886,900
Weighted average exercise price of share options granted | $	$ 13.51	$ 12.85
Number of share options exercised | share	(1,355,531)	0
Weighted average exercise price of share options exercised | $	$ 14.59	$ 0
Number of share options forfeited | share	(151,800)	(70,467)
Weighted average exercise price of share options forfeited | $	$ 13.74	$ 14.43
Number of share options expired | share	(7,999)	(44,866)
Weighted average exercise price of share options expired | $	$ 15.80	$ 15.15
Number of share options outstanding, end of period | share	4,939,344	4,305,980
Weighted average exercise price share options, end of period | $	$ 14.40	$ 14.49
Number of share options exercisable | share	2,988,713	2,720,879
Weighted average exercise price of share options exercisable | $	$ 14.87	$ 14.72
Barkerville replacement share options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted | share	1,005,478	0
Weighted average exercise price of share options granted | $	$ 14.89	$ 0.00
Virginia replacement share options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised | share	(148,984)	(2,710)
Weighted average exercise price of share options exercised | $	$ 11.51	$ 13.93